UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21897

The Roxbury Funds

(Exact name of registrant as specified in charter)

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343

(Address of principal executive offices) (Zip code)

Lance Simpson

Roxbury Capital Management, LLC

6001 Shady Oak Road Suite 200

Minnetonka, MN 55343

(Name and address of agent for service)

Copy to:

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103-6996

Registrant’s telephone number, including area code: (952) 230-6140

Date of fiscal year end: June 30

Date of reporting period: March 31, 2012

Item 1. Schedule of Investments.

The Schedules of Investments are attached herewith.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (unaudited)

	Shares	Value
COMMON STOCK — 98.8%
CONSUMER DISCRETIONARY — 20.0%
Diversified Consumer Services — 1.3%
ChinaCast Education Corp.*	45,487	$192,865
Grand Canyon Education, Inc.*	35,885	637,318

		830,183

Hotels, Restaurants & Leisure — 6.2%
Bally Technologies, Inc.*	25,927	1,212,087
Brinker International, Inc.	55,127	1,518,749
Caribou Coffee Co., Inc.*	34,296	639,277
WMS Industries, Inc.*	22,080	523,958

		3,894,071

Household Durables — 2.5%
Tempur-Pedic International, Inc.*	19,056	1,608,898

Specialty Retail — 6.8%
DSW, Inc. — Class A	24,579	1,346,192
Finish Line, Inc. — Class A	24,899	528,357
GNC Holdings, Inc. — Class A	12,016	419,238
HOT Topic, Inc.	72,970	740,646
Men’s Wearhouse, Inc.	19,783	766,987
Signet Jewelers Ltd.	10,955	517,952

		4,319,372

Textiles, Apparel & Luxury Goods — 3.2%
Hanesbrands, Inc.*	15,043	444,370
Oxford Industries, Inc.	20,140	1,023,515
Wolverine World Wide, Inc.	15,649	581,830

		2,049,715

TOTAL CONSUMER DISCRETIONARY		12,702,239

CONSUMER STAPLES — 1.0%
Food & Staples Retailing — 0.8%
United Natural Foods, Inc.*	10,754	501,782

Food Products — 0.2%
Calavo Growers, Inc.	5,125	137,247

TOTAL CONSUMER STAPLES		639,029

ENERGY — 4.5%
Energy, Equipment & Services — 1.6%
Hercules Offshore, Inc.*	212,277	1,004,070

Oil, Gas & Consumable Fuels — 2.9%
Gevo, Inc.*	76,630	704,230
Gulfport Energy Corp.*	19,749	575,091
Western Refining, Inc.	30,902	581,576

		1,860,897

TOTAL ENERGY		2,864,967

	Shares	Value
COMMON STOCK — continued
FINANCIALS — 5.8%
Commercial Banks — 2.3%
BBCN Bancorp, Inc.*	14,823	164,980
Citizens Republic Bancorp, Inc.*	81,554	1,273,058

		1,438,038

Consumer Finance — 2.3%
First Cash Financial Services, Inc.*	34,106	1,462,806

Real Estate Investment Trusts — 1.2%
Pebblebrook Hotel Trust	32,981	744,711

TOTAL FINANCIALS		3,645,555

HEALTH CARE — 19.6%
Health Care Equipment & Supplies — 5.6%
Cooper Companies, Inc.	36,830	3,009,379
Orthofix International NV*	13,871	521,272

		3,530,651

Health Care Providers & Services — 9.2%
Air Methods Corp.*	17,928	1,564,218
Centene Corp.*	31,186	1,527,178
MEDNAX, Inc.*	11,349	844,025
MWI Veterinary Supply, Inc.*	17,405	1,531,640
Team Health Holdings, Inc.*	16,853	346,498

		5,813,559

Health Care Technology — 4.8%
Medivation, Inc.*	22,371	1,671,561
SXC Health Solutions Corp.*	18,515	1,387,884

		3,059,445

TOTAL HEALTH CARE		12,403,655

INDUSTRIALS — 15.0%
Aerospace & Defense — 2.0%
Hexcel Corp.*	51,562	1,238,004

Commercial Services & Supplies — 1.4%
Clean Harbors, Inc.*	13,590	915,015

Construction & Engineering — 3.3%
Dycom Industries, Inc.*	40,544	947,108
MasTec, Inc.*	28,279	511,567
URS Corp.	14,569	619,474

		2,078,149

Electrical Equipment — 2.8%
Enersys*	51,548	1,786,138

Machinery — 1.0%
ESCO Technologies, Inc.	17,794	654,285

See notes to schedule of investments.

ROXBURY SMALL-CAP GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (unaudited) continued

	Shares	Value
COMMON STOCK — continued
Professional Services — 2.1%
Acacia Research — Acacia Technologies*	16,997	$709,455
Huron Consulting Group, Inc.*	16,648	625,299

		1,334,754

Road & Rail — 1.6%
Old Dominion Freight Line, Inc.*	20,737	988,533

Trading Companies & Distributors — 0.8%
Rush Enterprises, Inc. — Class A*	23,130	490,819

TOTAL INDUSTRIALS		9,485,697

INFORMATION TECHNOLOGY — 30.5%
Communications Equipment — 0.9%
RADWARE, Ltd.*	14,549	544,715

Computers & Peripherals — 5.1%
NCR Corp.*	96,137	2,087,134
OCZ Technology Group, Inc.*	168,515	1,176,235

		3,263,369

Electronic Equipment, Instruments & Components — 5.0%
FARO Technologies, Inc.*	11,085	646,588
Newport Corp.*	29,819	528,393
OSI Systems, Inc.*	32,170	1,972,021

		3,147,002

Internet Software & Services — 3.6%
Constant Contact, Inc.*	39,503	1,176,794
Internap Network Services Corp.*	48,831	358,420
Perficient, Inc.*	10,346	124,255
Velti PLC*	43,725	592,474

		2,251,943

IT Services — 2.7%
Euronet Worldwide, Inc.*	31,851	665,367
MAXIMUS, Inc.	26,532	1,079,056

		1,744,423

Semiconductors & Semiconductor Equipment — 8.8%
Entropic Communications, Inc.*	48,035	280,044
Intermolecular, Inc.*	14,919	92,647
Kulicke & Soffa Industries, Inc.*	127,463	1,584,365
LSI Corp.*	59,842	519,429
PMC — Sierra, Inc.*	89,205	644,952
Rubicon Technology, Inc.*	29,455	307,216
Skyworks Solutions, Inc.*	33,872	936,561
Teradyne, Inc.*	47,231	797,732
Veeco Instruments, Inc.*	14,475	413,985

		5,576,931

	Shares	Value
COMMON STOCK — continued
Software — 4.4%
ACI Worldwide, Inc.*	30,678	1,235,403
Kenexa Corp.*	30,155	942,042
NetQin Mobile, Inc., ADR*	59,750	635,740

		2,813,185

TOTAL INFORMATION TECHNOLOGY		19,341,568

TELECOMMUNICATION SERVICES — 2.4%
Diversified Telecommunication Services — 1.0%
Premiere Global Services, Inc.*	74,461	673,127

Wireless Telecommunication Services — 1.4%
Clearwire Corp. — Class A*	381,016	868,716

TOTAL TELECOMMUNICATION SERVICES		1,541,843

Total COMMON STOCK (Cost $47,981,772)		62,624,553

SHORT-TERM INVESTMENTS — 1.9%
Blackrock Liquidity Funds Tempfund Portfolio, 0.09%**	1,197,297	1,197,297

Total SHORT-TERM INVESTMENTS (Cost $1,197,297)		1,197,297

TOTAL INVESTMENTS (COST $49,179,069)† — 100.7%		63,821,850
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.7%)		(464,971)

NET ASSETS — 100.0%		$63,356,879

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2012.
†	The cost for federal income tax purposes is $49,179,069. At March 31, 2012, net unrealized appreciation was $14,642,781. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $15,162,640, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $519,859.

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (unaudited)

	Shares	Value
COMMON STOCK — 96.4%
CONSUMER DISCRETIONARY — 12.1%
Media — 2.6%
Walt Disney Co.	3,164	$138,520

Multi-Line Retail — 3.1%
Target Corp.	2,748	160,126

Specialty Retail — 2.6%
Home Depot, Inc.	2,715	136,592

Textiles, Apparel & Luxury Goods — 3.8%
Coach, Inc.	1,207	93,277
Nike, Inc. — Class B	980	106,271

		199,548

TOTAL CONSUMER DISCRETIONARY		634,786

CONSUMER STAPLES — 18.3%
Beverages — 9.7%
Anheuser-Busch InBev NV, ADR	2,340	170,165
Coca-Cola Co.	2,548	188,577
PepsiCo, Inc.	2,248	149,155

		507,897

Food Products — 2.7%
Kraft Foods, Inc. — Class A	3,768	143,222

Household Products — 5.9%
Colgate-Palmolive Co.	1,315	128,581
Procter & Gamble Co.	2,729	183,416

		311,997

TOTAL CONSUMER STAPLES		963,116

ENERGY — 8.9%
Energy, Equipment & Services — 2.1%
Schlumberger Ltd.	1,596	111,608

Oil, Gas & Consumable Fuels — 6.8%
Exxon Mobil Corp.	2,545	220,728
Occidental Petroleum Corp.	1,404	133,703

		354,431

TOTAL ENERGY		466,039

FINANCIALS — 9.1%
Insurance — 5.8%
Berkshire Hathaway, Inc. — Class B*	2,448	198,655
Markel Corp.*	240	107,746

		306,401

Real Estate Investment Trusts — 3.3%
American Tower Corp.	2,744	172,927

TOTAL FINANCIALS		479,328

	Shares	Value
COMMON STOCK — continued
HEALTH CARE — 8.0%
Health Care Equipment & Supplies — 4.0%
Baxter International, Inc.	1,904	113,821
St Jude Medical, Inc.	2,231	98,856

		212,677

Life Sciences Tools & Services — 2.8%
Thermo Fisher Scientific, Inc.	2,591	146,080

Pharmaceuticals — 1.2%
Johnson & Johnson	986	65,036

TOTAL HEALTH CARE		423,793

INDUSTRIALS — 10.1%
Aerospace & Defense — 3.7%
Honeywell International, Inc.	2,091	127,655
United Technologies Corp.	834	69,172

		196,827

Air Freight & Logistics — 4.9%
Expeditors International of Washington, Inc.	3,063	142,460
FedEx Corp.	1,275	117,249

		259,709

Road & Rail — 1.5%
Union Pacific Corp.	710	76,311

TOTAL INDUSTRIALS		532,847

INFORMATION TECHNOLOGY — 24.6%
Communications Equipment — 2.5%
QUALCOMM, Inc.	1,929	131,211

Computers & Peripherals — 9.3%
Apple, Inc.*	592	354,886
NetApp, Inc.*	2,956	132,340

		487,226

IT Services — 3.5%
Paychex, Inc.	2,310	71,587
Visa, Inc.	956	112,808

		184,395

Semiconductors & Semiconductor Equipment — 2.4%
Maxim Integrated Products, Inc.	4,440	126,940

Software — 6.9%
Microsoft Corp.	5,866	189,178
Oracle Corp.	5,904	172,161

		361,339

TOTAL INFORMATION TECHNOLOGY		1,291,111

See notes to schedule of investments.

ROXBURY/MAR VISTA STRATEGIC GROWTH FUND

SCHEDULE OF INVESTMENTS MARCH 31, 2012 (unaudited) continued

	Shares	Value
COMMON STOCK — continued
MATERIALS — 5.3%
Chemicals — 5.3%
Air Products & Chemicals, Inc.	1,698	$155,876
Praxair, Inc.	1,076	123,353

		279,229

TOTAL MATERIALS		279,229

Total COMMON STOCK (Cost $4,457,836)		5,070,249

SHORT-TERM INVESTMENTS — 3.8%
Blackrock Liquidity Funds Tempfund Portfolio, 0.09%**	198,645	198,645

Total SHORT-TERM INVESTMENTS (Cost $198,645)		198,645

TOTAL INVESTMENTS (COST $4,656,481)† — 100.2%		5,268,894
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.2%)		(13,091)

NET ASSETS — 100.0%		$5,255,803

ADR	American Depositary Receipt
*	Non-income producing security.
**	The rate shown represents the 7-day effective yield as of March 31, 2012.
†	The cost for federal income tax purposes is $4,656,481. At March 31, 2012, net unrealized appreciation was $612,413. This consisted of aggregate gross unrealized appreciation for all securities for which there was an excess of market value over tax cost of $632,072, and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over market value of $19,659.

See notes to schedule of investments.

THE ROXBURY FUNDS

NOTES TO SCHEDULE OF INVESTMENTS

March 31, 2012 (Unaudited)

SECURITY VALUATION: Securities held by the Roxbury Small-Cap Growth Fund (“Small-Cap Growth Fund”) and the Roxbury/Mar Vista Strategic Growth Fund (“Strategic Growth Fund”) (the “Funds”) which are listed on a securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The NASDAQ Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Trustees determine that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith using procedures adopted by the Trustees.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, evaluation pricing, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of March 31, 2012, in valuing each Fund’s investments carried at fair value:

Small-Cap Growth Fund

	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$63,821,850	$63,821,850	$—	$—

Strategic Growth Fund

	Total Value at March 31, 2012	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Investment in Securities*	$5,268,894	$5,268,894	$—	$—

*Common stocks and short-term investments are Level 1. Please refer to schedule of investments for industry or sector breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of each Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market value existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

For the period ended March 31, 2012, there were no transfers between Levels 1, 2 and 3 for the Funds.

For more information with regards to significant accounting policies, see the most recent annual report filed with the Securities and Exchange Commission.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications pursuant to Rule 30a-2(a) under the 1940 Act are filed herewith as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Roxbury Funds

By (Signature and Title)*	/s/ BRIAN C. BEH
Brian C. Beh, President (principal executive officer)

Date May 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ BRIAN C. BEH
Brian C. Beh, President (principal executive officer)

Date May 29, 2012

By (Signature and Title)*	/s/ LANCE SIMPSON
Lance Simpson, Treasurer and CCO (principal financial officer)

Date May 29, 2012

*	Print the name and title of each signing officer under his or her signature.